- Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (2,846)	$ (2,038)	$ (2,108)
Recognized in profit or loss	(827)	(261)	(108)
Recognized in other comprehensive income	64	(646)	(44)
Foreign currency translation differences	(375)	99	222
Net liability - end of period	(3,984)	(2,846)	(2,038)
Liabilities				$ (3,984)	$ (2,846)	$ (2,038)
Assets				0	0	0
NET LIABILITY	$ (2,846)	$ (2,038)	$ (2,108)	(3,984)	(2,846)	(2,038)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				(3,537)	(2,846)	(852)
Fair value of plan assets				2,760	2,117	539
Surplus (deficit) in plan				(777)	(729)	(313)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				$ (3,207)	$ (2,117)	$ (1,725)